FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 25, 2013
REGISTRATION NO. 333-184887
INVESTMENT COMPANY ACT NO. 811-07325

SECURITIES AND EXCHANGE COMMISSION

 WASHINGTON, D.C. 20549

FORM N-4

 REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 3

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 136

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
 (EXACT NAME OF REGISTRANT)

PRUCO LIFE INSURANCE COMPANY
 (NAME OF DEPOSITOR)

213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992

 (973) 802-7333

(ADDRESS AND TELEPHONE NUMBER OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

J. MICHAEL LOW, ESQ.
LOW & COHEN, PLLC
2999 NORTH 44th STREET, SUITE 550
PHOENIX, ARIZONA 85018

 (602) 648-4040

(NAME, ADDRESS AND TELEPHONE NUMBER OF AGENT FOR SERVICE)

Copies to:

LYNN K. STONE
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
213 WASHINGTON STREET
NEWARK, NJ 07102-2992

 (203) 402-1382

APPROXIMATE DATE OF PROPOSED SALE TO THE PUBLIC: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X ] on December 10, 2013 pursuant to paragraph (b) of Rule 485

[  ] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on __________ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a) (ii) of Rule 485

[_] on __________ pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Interest in Individual Variable Annuity Contracts.

Explanatory Note:

This Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-4 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") for the sole purpose of delaying, until December 10, 2013, the effectiveness of Post-Effective Amendment No. 2, which was filed on September 27, 2013 (accession no. 0001193125-13-382368) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. The prospectus, statement of additional information and Part C that were filed as part of Post-Effective Amendment No. 2 are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf, on this 25th day of November, 2013.

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT

BY: PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

/s/ Robert F. O'Donnell ------------------------------------ Robert F. O'Donnell President and Chief Executive Officer

PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By: /s/ Robert F. O'Donnell --------------------------------- Robert F. O'Donnell President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE                                                        TITLE                                                           DATE
----------------------------------------                     -----------------                                              -------------------

Robert F. O'Donnell*
-------------------------------                    Chief Executive Officer, President and
Robert F. O'Donnell                          Director                                                                November 25, 2013

Yanela C. Frias*
-------------------------------                    Chief Financial Officer, Chief Accounting
Yanela C. Frias                                  Officer, Vice President and Director               November 25, 2013

Kent D. Sluyter*
-------------------------------
Kent D. Sluyter                                    Director                                                           November 25, 2013

Kenneth Y. Tanji*
-------------------------------
Kenneth Y. Tanji                                   Director                                                         November 25, 2013

John Chieffo*
-------------------------------
John Chieffo                                       Director                                                             November 25, 2013

Bernard J. Jacob*
-------------------------------
Bernard J. Jacob                                    Director                                                           November 25, 2013

Richard F. Lambert*
-------------------------------
Richard F. Lambert                                 Director                                                         November 25, 2013

By:  /s/ Lynn K. Stone
     -------------------------
     Lynn K. Stone

* Executed by Lynn K. Stone on behalf of those indicated pursuant to Power of Attorney.